S-K 1602(a)(4) Forepart, Adjusted NTBV - Over-allotment Option Exercised [Member]	Jul. 31, 2025 $ / shares
Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	$ 3.94
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.06
Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.71
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 4.29